PROVISIONS AND CONTINGENCIES - Changes in provisions (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2019
Changes in Provisions
Provisions at beginning of period	$ 327	$ 357
Charge to income statement	229	207
Release to income statement	(27)	(7)
Unwinding of discount	5	7
Utilised	(254)	(236)
Exchange adjustment	1	(1)
Provisions at end of period	281	327
Rationalisation provisions
Changes in Provisions
Provisions at beginning of period	30	18
Charge to income statement	220	169
Release to income statement		(2)
Utilised	(160)	(154)
Exchange adjustment	1	(1)
Provisions at end of period	91	30
Metal-on-metal
Changes in Provisions
Provisions at beginning of period	239	289
Charge to income statement		19	$ 121
Release to income statement	(8)
Unwinding of discount	5	7
Utilised	(87)	(76)
Provisions at end of period	149	239
Legal and other provisions
Changes in Provisions
Provisions at beginning of period	58	50
Charge to income statement	9	19
Release to income statement	(19)	(5)
Utilised	(7)	(6)
Provisions at end of period	$ 41	$ 58